Earnings (Loss) Per Common Share	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Earnings Per Share [Abstract]
Earnings (Loss) Per Common Share

Note 14 — Earnings (Loss) Per Common Share

The following table summarizes the computation of basic and diluted earnings (loss) per share:

	THREE MONTHS ENDED September 30,
	2016	2015
	(In thousands, except share and per share amounts)
Loss from continuing operations, net of tax	$(2,195)	$(2,040)
Preferred stock dividend	(162)	(452)
Adjustment of preferred stock to redemption value (Note 12)	162	—

Net loss from continuing operations, including preferred stock dividends and gain on redemption of preferred stock	(2,195)	(2,492)
Net income (loss) from discontinued operations	830	(1,011)

Net loss attributable to common stockholders	$(1,365)	$(3,503)

Basic weighted average shares outstanding	5,836,744	5,702,780
Add: dilutive effects of convertible preferred stock	—	—

Diluted weighted average common shares outstanding	5,836,744	5,702,780

Basic and diluted earnings (loss) per common share:
Net loss from continuing operations, including preferred stock dividends and adjustment to redemption value of preferred stock	$(0.38)	$(0.44)
Net income (loss) from discontinued operations	$0.14	$(0.18)
Net loss attributable to common stockholders	$(0.23)	$(0.61)

There is no dilutive effect on earnings (loss) per share in periods with net losses from continuing operations. Stock options and shares of common stock issuable upon the conversion of the Series A Preferred Stock were not considered in the calculations of diluted weighted average common shares outstanding, as they would be anti-dilutive. Potentially dilutive securities excluded from the calculation of diluted shares outstanding are as follows:

	THREE MONTHS ENDED September 30,
	2016	2015
In-the-money stock options	—	—
Common shares issuable upon conversion of Series A Preferred Stock	2,834,293	2,690,553

Total	2,834,293	2,690,553

Note 14 — Loss Per Share

The following table summarizes the computation of basic and diluted loss per share for the fiscal years ended:

	June 30,
	2016	2015
	(In thousands, except share and per share amounts)
Loss from continuing operations, net of tax	$(3,328)	$(21,596)
Preferred stock dividend	(1,858)	(1,740)
Adjustment of preferred stock to redemption value (Note 12)	4,207	—

Net loss from continuing operations, including preferred stock dividends and adjustment to redemption value of preferred stock	(979)	(23,336)
Net loss from discontinued operations	(14,249)	(21,404)

Net loss attributable to common stockholders	$(15,228)	$(44,740)

Basic weighted-average shares outstanding	5,746,307	5,710,288
Add: dilutive effects of in-the-money stock options and convertible preferred stock (1)	—	—

Diluted weighted-average common shares outstanding	5,746,307	5,710,288

Basic and diluted loss per common share:
Net loss from continuing operations, including preferred stock dividends and adjustment to redemption value of preferred stock	$ (0.17)	$ (4.09)
Net loss from discontinued operations	$ (2.48)	$ (3.75)
Net loss attributable to common stockholders	$ (2.65)	$ (7.83)

(1)	All diluted earnings per share calculations are dictated by the results from continuing operations; accordingly there were no dilutive effects on earnings per share in the periods presented since all such periods had a net loss from continuing operations.

There is no dilutive effect on loss per share in periods with net losses from continuing operations. Stock options or shares of common stock issuable upon the conversion of the Series A Preferred Stock were not considered in the calculation of diluted weighted average common shares outstanding, as they would be anti-dilutive. Potentially dilutive securities excluded from the calculation of diluted shares outstanding in fiscal years with net losses from continuing operations are as follows:

	June 30,
	2016	2015
In-the-money stock options	—	27,673
Common shares issuable upon conversion of Series A Preferred Stock	2,714,503	2,543,312

Total	2,714,503	2,570,985